CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net Loss	$ (52,822)	$ (9,367)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization expense	200	162
Stock compensation expense	82	17
Issuance of common stock to employees	94	0
Gain from sale of equity-method investment	(883)	(581)
Gain from sale of consolidated entity	(387)	0
Gain (loss) from equity-method investments	(22)	45
Deferred income tax benefit	0	(80)
Amortization right-of-use asset	296	0
Amortization of debt discount	183	42
Change in fair value forward purchase agreement	13,403	0
Changes in assets and liabilities:
Accounts receivable	(1,111)	(2,223)
Prepaid and other current assets	(1,642)	(1,586)
Deposits	(3,858)	(11,399)
Account payable and accrued liabilities	5,662	2,217
Operating lease liability	(283)	0
Customers' deposits and deferred revenue	10,694	1,321
Net cash used in operating activities	(30,394)	(21,432)
Investing activities:
Cash payment for property and equipment	(637)	(259)
Proceeds from sale of interest in equity-method investment	4,235	6,575
Payment for acquisition of GCA	0	(1,850)
Payment for the purchase of equity-method investments	(2,328)	0
Proceeds from the sale of consolidated entity	506	0
Cash obtained from acquisition of GCA	0	679
Net cash provided by investing activities	1,776	5,145
Financing activities:
Proceeds from lines of credit	1,000	4,950
Repayments of lines of credit	0	(5,800)
Collection on subscription receivable	15	35
Proceeds from issuance of convertible notes	12,670	18,879
Purchase of forward purchase agreement	(18,911)	0
Proceeds from forward purchase agreement	2,525	0
Proceeds from other loans	0	4,500
Repayment on loans	(787)	(6)
Proceeds from business combination	19,081	0
Business combination closing costs	(2,359)	0
Proceeds from the sale of preferred stock	24,204	0
Proceeds from exercise of stock options	23	0
Net cash provided by financing activities	37,461	22,558
Net increase in cash	8,843	6,271
Cash and restricted cash, beginning of year	7,879	1,608
Cash and restricted cash, end of period	16,722	7,879
Supplemental disclosure of cash flow information:
Cash paid for interest	2,268	61
Cash paid for income taxes	0	0
Non-Cash Investing and Financing Activities:
Credit facility for the aircraft deposits	24,000	0
Conversion of line of credit to convertible note with related party	6,001	0
Original debt discount	230	0
Conversion of preferred stock to common stock class A	62,565	0
Merger transaction cost payable in stock	4,250	0
Liabilities assumed in merger transaction unpaid at 12/31/2023	1,722	0
Initial recognition of right-of-use asset	0	1,612
Fair value adjustment to equity-method investment upon deconsolidation	0	34
Acquisition of vehicle - direct finance	$ 0	$ 63